RETAIL STORES AND KIOSKS (Tables)	9 Months Ended
Sep. 30, 2015
Retail Stores And Kiosks - Schedule Of Purchase Price Allocations Based On Managements Knowledge Of Retail Businesses Acquired Details
Schedule of Purchase Price Allocations Based on Management's Knowledge of Retail Businesses Acquired

The purchase price allocations werebased, on management’s knowledge of the retail businesses acquired.

Purchase Consideration
Value of aggregate net consideration paid:	$639,393

Inventory	44,000
Other Assets	3,400
Goodwill	591,993
Total allocation to tangible assets and goodwill	$639,393